Investment in Available for Sale Marketable Securities (Details) - Schedule of net recognized gains (losses) on equity investments - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of net recognized gains (losses) on equity investments [Abstract]
Net realized gains (losses) on investment sold or assigned	$ (2,543)	$ (49,757)
Net unrealized gains (losses) on investments still held	(19,873)	(110,692)
Total	$ (22,416)	$ (160,449)